Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities

	December 31,
(in thousands)	2019	2018

Uncertain tax positions	$37,574	$31,706
Deferred tax liability	1,571	15,620
Accrued lease liability	10,700	10,700
Long-term incentive	—	125
Other	1,020	465
Total [1]	$50,865	$58,616